Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Kurv ETF Trust
Entity Central Index Key	0001782952
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Kurv Technology Titans Select ETF
Shareholder Report [Line Items]
Fund Name	Kurv Technology Titans Select ETF
Class Name	Kurv Technology Titans Select ETF
Trading Symbol	KQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Technology Titans Select ETF for the period of July 22, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/kqqq. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/kqqq
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kurv Technology Titans Select ETF	$29	0.79%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Top Contributors
↑	Security selection of non-Nasdaq listed technology stocks
↑	Overweight in names with higher price momentum

Top Detractors
↓	Covered call writing
PERFORMANCE
Since inception performance from July 22, 2024 to November 30, 2024, the Fund outperformed the Nasdaq-100 Index by 1.85%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/22/2024)
Kurv Technology Titans Select ETF NAV	7.75
S&P 500 TR	8.94
NASDAQ 100 Total Return Index	5.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/kqqq for more recent performance information. Visit https://www.kurvinvest.com/etf/kqqq for more recent performance information.
Net Assets	$ 3,958,623
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 10,794
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$3,958,623
Number of Holdings	37
Net Advisory Fee	$10,794
Portfolio Turnover	42%
30-Day SEC Yield	1.57%
30-Day SEC Yield Unsubsidized	-0.02%

Holdings [Text Block]

Issuer Breakdown	(%)
Common Stocks	65.0%
Money Market Funds	28.6%
Exchange Traded Funds	3.9%
Purchased Options	2.1%
Written Options	-1.0%
Cash & Other	1.4%

Top 10 Securities	(%)
Fidelity Government Portfolio	28.6%
Amazon.com, Inc.	11.2%
Alphabet, Inc. - Class A	8.9%
Apple, Inc.	8.7%
Meta Platforms, Inc. - Class A	7.4%
NVIDIA Corp.	7.1%
Broadcom, Inc.	4.1%
Tesla, Inc.	3.0%
Oracle Corp.	2.7%
Kurv Yield Premium Strategy Tesla TSLA ETF	2.2%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/kqqq